Northern Lights Fund Trust

Navigator Tactical Fixed Income Fund

Incorporated herein by reference is the definitive version of the supplement for Navigator Tactical Fixed Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 6, 2014, (SEC Accession No. 0000910472-14-001040).